SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2026	May 12, 2026	Feb. 11, 2026	Dec. 31, 2025	May 08, 2023
Capital Unit [Line Items]
Repurchase of shares, aggregate amount					$ 100,000
Treasury stock (in shares)	2,347,752
Share repurchase program, remaining authorized, amount	$ 79,800
Cash received/(paid) from share issuances and repurchases	$ 63,007
Shares issued (in shares)	458,238
Options exercised (in shares)	594,999
Common stock, shares outstanding (in shares)	150,435,424			144,562,927
Dividends payable (in usd per share)		$ 0.22	$ 0.20
Drip Arrangement
Capital Unit [Line Items]
Number of shares issued in transaction (in shares)	5,414,259
Premium on issuance	$ 62,500